Inventory	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
Inventory

9	Inventory

	December 31,
	2019	2018
	$	$
Raw Materials	204	—
Work in process	999	240
	1,203	240

The Company recognized $101 of inventory costs and $106 as impairment in drug product for the European market as cost of sales in the consolidated statements of comprehensive (loss) income for the year ended December 31, 2019 (2018 - $2,087 and $nil and 2017 - $nil and $nil).